Securities valued based on internal pricing models (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
CMBS Conduit
Amortized Cost Basis (B)	$ 23,648	[1]
Fair Value	29,193
Impairment recorded in current period	4,418
Unrealized Gains (Losses) in Accumulated OCI	5,545
Discount Rate Assumption	10.00%
Prepayment Speed Assumption	N/A	[2]
Default Rate	21.00%
Loss Severity	39%
CMBS Large Loan/Single Borrower
Amortized Cost Basis (B)	18,326	[1]
Fair Value	17,172
Impairment recorded in current period
Unrealized Gains (Losses) in Accumulated OCI	(1,154)
Discount Rate Assumption	6.00%
Prepayment Speed Assumption	N/A	[2]
Default Rate	18.00%
Loss Severity	40%
ABS Subprime
Amortized Cost Basis (B)	13,741	[1]
Fair Value	25,954
Impairment recorded in current period	719
Unrealized Gains (Losses) in Accumulated OCI	12,213
Discount Rate Assumption	8.00%
Prepayment Speed Assumption	2.00%	[2]
Default Rate	60.00%
Loss Severity	75%
RE Securities ABS Other Real Estate
Amortized Cost Basis (B)	455	[1]
Fair Value	677
Impairment recorded in current period	64
Unrealized Gains (Losses) in Accumulated OCI	222
Discount Rate Assumption	8.00%
Prepayment Speed Assumption	0.00%	[2]
Default Rate	44.00%
Loss Severity	100%
RE Securities CDO
Amortized Cost Basis (B)	3,979	[1]
Fair Value	5,998
Impairment recorded in current period
Unrealized Gains (Losses) in Accumulated OCI	2,019
Discount Rate Assumption	18.00%
Prepayment Speed Assumption	4.00%	[2]
Default Rate	69.00%
Loss Severity	93%
RE Securities Total
Amortized Cost Basis (B)	60,149	[1]
Fair Value	78,994
Impairment recorded in current period	5,201
Unrealized Gains (Losses) in Accumulated OCI	$ 18,845

[1]	(B) Net of discounts (or gross premiums) and after OTTI, including impairment taken during the period ended December 31, 2012.
[2]	(F) Projected annualized average prepayment rate.